UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/06

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California          November 2, 2006
    [Signature]                   [City, State]                 [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     31
                                        ------------------------------

Form 13F Information Table Value Total:             $219,656
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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                                TITLE                     VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X$1,000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
---------------------        ----------     ----------  ----------   --------   ---- ----- -------- --------  -----    -------  ----

ADAPTEC INC                   COMM STK       00651F108      5,292   1,200,000    SH         SOLE              1,200,000    0       0

APPLE COMPUTER                COMM STK       037833100      9,623     125,000    SH         SOLE                125,000    0       0

BLUE COAT SYSTEMS INC         COMM STK       09534T508      4,503     250,000    SH         SOLE                250,000    0       0

BROADCOM CORP                 CL A           111320107     11,529     380,000    SH         SOLE                380,000    0       0

CITRIX SYS INC                COMM STK       177376100      7,242     200,000    SH         SOLE                200,000    0       0

COMBINATORX INC               COMM STK       20010A103      3,252     521,951    SH         SOLE                521,951    0       0

CONOR MEDSYSTEMS INC.         COMM STK       208264101      9,428     400,000    SH         SOLE                400,000    0       0

F5 NETWORKS INC               COMM STK       315616102      5,909     110,000    SH         SOLE                110,000    0       0

FOXHOLLOW TECHNOLOGIES INC    COMM STK       35166A103      6,154     180,000    SH         SOLE                180,000    0       0

GENOMIC HEALTH INC            COMM STK       37244C101      6,017     416,100    SH         SOLE                416,100    0       0

GOOGLE INC                    COMM STK       38259P508     14,067      35,000    SH         SOLE                 35,000    0       0

GREENFIELD ONLINE INC.        COMM STK       395150105      8,312     800,000    SH         SOLE                800,000    0       0

IKANOS COMMUNICATIONS INC.    COMM STK       45173E105      4,120     350,000    SH         SOLE                350,000    0       0

IMMUNICON CORP                COMM STK       45260A107      2,738     625,000    SH         SOLE                625,000    0       0

INPHONIC INC                  COMM STK       45772G105        198      25,000    SH         SOLE                 25,000    0       0

JUPITERMEDIA CORP             COMM STK       48207D101      8,660   1,000,000    SH         SOLE              1,000,000    0       0

MAXIM INTEGRATED PRODS INC    COMM STK       57772K101      2,808     100,000    SH         SOLE                100,000    0       0

MSYSTEMS LTD                  SHS            M7061C100      6,036     150,000    SH         SOLE                150,000    0       0

NEUSTAR INC                   CL A           64126X201      1,388      50,000    SH         SOLE                 50,000    0       0

NUVASIVE INC.                 COMM STK       670704105      4,022     200,000    SH         SOLE                200,000    0       0

PHARMACYCLICS                 COMM STK       716933106      1,555     320,000    SH         SOLE                320,000    0       0

POWERDSINE LTD.               COMM STK       M41415106      7,133     750,000    SH         SOLE                750,000    0       0

QUALCOMM INC                  COMM STK       747525103     10,905     300,000    SH         SOLE                300,000    0       0

RED HAT INC                   COMM STK       756577102      6,956     330,000    SH         SOLE                330,000    0       0

SALESFORCE COM IN             COMM STK       79466L302     16,146     450,000    SH         SOLE                450,000    0       0

SIRF TECHNOLOGY HOLDINGS INC. COMM STK       82967H101     13,195     550,000    SH         SOLE                550,000    0       0

SONICWALL INC                 COMM STK       835470105     10,374     950,000    SH         SOLE                950,000    0       0

SUNTECH PWR HLDGS CO LTD      COMM STK       86800C104      3,100     120,000    SH         SOLE                120,000    0       0

VERISIGN INC.                 COMM STK       92343E102     14,140     700,000    SH         SOLE                700,000    0       0

WEBEX COMMUNICATIONS INC.     COMM STK       94767L109     10,535     270,000    SH         SOLE                270,000    0       0

WEBSENSE INC                  COMM STK       947684106      4,322     200,000    SH         SOLE                200,000    0       0


GRAND TOTAL                                              $219,656



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